Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

Note 13. Related party transactions

Related Parties

Name of related parties	Relationship with the Company
Zhonghua Fu	Chief Executive Officer, Director and Legal representative of PRC Subsidiary

Due from Related Parties

	As of March 31,
	2026	2025
Zhonghua Fu	$-	$2,604,637
Total	$-	$2,604,637

As of the date of this report, the Company has fully collected the outstanding receivable from related party Zhonghua Fu.

During the years ended March 31, 2026 and 2025, the Company did not purchase from or sell products to its related parties.